Group cash flow statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 3,494	$ 14,063	$ 15,341	$ (3,477)
Adjustments to reconcile profit (loss) [abstract]
Adjustments For Depreciation And Amortisation Expense Including Expense Arising From Exploration For And Evaluation Of Mineral Resource, Write-Off	4,164	3,591	8,014	7,265
Adjustments For Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, And Adjustments For Gain Loss On Disposal Of Investments In Subsidiaries, Joint Ventures, And Associates	1,297	(864)	1,232	24,649
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method, Excluding Dividends Received	(31)	72	(30)	(1,021)
Adjustments For Finance Costs And Interest Expense, Net Of Interest Paid	102	(46)	165	138
Adjustments for share-based payments	243	208	221	378
Adjustments For Increase (Decrease) In Pension And Other Post-Retirement Benefits	(47)	(36)	(90)	(182)
Adjustments for provisions	(221)	796	(1,320)	1,280
Adjustments For Decrease (Increase) In Inventories And Other Assets And Increase (Decrease) In Other Liabilities	(742)	(4,416)	(4,497)	(6,187)
Income taxes paid (refund), classified as operating activities	(1,966)	(2,505)	(5,121)	(3,770)
Cash flows from (used in) operating activities	6,293	10,863	13,915	19,073
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(3,453)	(2,666)	(6,582)	(5,268)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	(804)	3	(752)	(5)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(50)	(159)	(590)	(453)
Purchase of interests in associates	(7)	(16)	(15)	(41)
Outflows of cash from investing activities	(4,314)	(2,838)	(7,939)	(5,767)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	28	202	43	670
Cash flows from losing control of subsidiaries or other businesses	60	111	845	660
Cash receipts from repayment of advances and loans made to other parties	21	16	27	45
Inflows of cash from investing activities	109	329	915	1,375
Cash flows from (used in) investing activities	(4,205)	(2,509)	(7,024)	(4,392)
Cash flows from (used in) financing activities [abstract]
Payments to acquire or redeem entity's shares	(2,073)	(2,288)	(4,521)	(3,880)
Payments of lease liabilities, classified as financing activities	(620)	(472)	(1,175)	(970)
Proceeds from non-current borrowings	3,643	0	6,038	2,002
Repayments of non-current borrowings	(2,828)	(4,573)	(3,627)	(5,465)
Cash flows from (used in) increase (decrease) in current borrowings	(348)	(688)	(877)	(964)
Proceeds from issuing other equity instruments	87	62	132	128
Payments of other equity instruments	(250)	(161)	(486)	(309)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	0	(1)	(180)	(6)
Proceeds from contributions of non-controlling interests	2	0	9	7
Dividends paid to equity holders of parent, classified as financing activities	(1,153)	(1,062)	(2,336)	(2,130)
Dividends paid to non-controlling interests, classified as financing activities	(67)	(63)	(135)	(128)
Cash flows from (used in) financing activities	(3,607)	(9,246)	(7,158)	(11,715)
Effect of exchange rate changes on cash and cash equivalents	0	(414)	(14)	(539)
Increase (decrease) in cash and cash equivalents	(1,519)	(1,306)	(281)	2,427
Cash and cash equivalents	$ 28,914	$ 33,108	$ 28,914	$ 33,108